LEASES - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Leases [Abstract]
Right of use assets acquired under new operating leases	$ 1,947	$ 0	$ 0
Cash paid for amounts included in the measurement of lease liabilities	$ 1,960	$ 2,368	$ 2,135